Acquisition of Lixin Cayman	12 Months Ended
Dec. 31, 2021
Acquisition of Lixin Cayman [Abstract]
ACQUISITION OF LIXIN CAYMAN
4.	ACQUISITION OF LIXIN CAYMAN

In January 2019, the Company acquired 1% equity interest in Zhejiang Lixin at a cash consideration of $427,318 (RMB 2,858,600)

On December 20, 2019, the Company completed the acquisition of 65.0177% equity interest in Lixin Cayman and its subsidiaries (“Lixin”), which are engaged in financial guarantee business, asset management, supply chain financing, and business factoring through its subsidiaries based in Zhejiang Province, China. The acquisition had been accounted for as a business combination in accordance with ASC 805. Under the terms of the purchase agreement, the consideration was $39.38 million (RMB 276.00 million). As per an independent valuation report issued by a professional valuation firm dated on December 20, 2019, the fair value of 65.0177% equity interest in Lixin Cayman and its subsidiaries was $31.09 million (RMB 217.88 million). The consideration was paid by Class B convertible preferred share which was equivalent to $31.09 million (RMB 217.88 million) and at $0.1065 per Class B convertible preferred share. On December 20, 2019, the Company issued 291,795,150 shares of Class B convertible preferred shares. (Note 19)

The Company assessed the Company as the accounting acquirer because of the following reasons:

1)	The Class B preferred shares are without voting rights. Though the Company’s Board has the rights to convert any or all of the Class B Preferred Shares, in whole or in part, into ordinary share. The Company does not expect the Board will exercise the rights before the conversion date. Therefore, as of the acquisition date, the Company’s existing shareholders had voting rights whereas the selling shareholders of Lixin Cayman didn’t have such right in the combined entity and are not expected to have such a right before conversion.

2)	The Company’s major shareholders with voting rights did not change before and after the acquisition date. There is no existence of a large minority voting interest which has a significant voting interest over the combined entity.

3)

For the period from January 1, 2019 to the date of this report, the Company changed two executive directors and two non-executive directors in the Company’s Board, all duly elected by the shareholders.

4)

For the period from January 1, 2019 to the date of this report, the Company appointed a new Chief Executive Officer, and Lixin appointed a new Chief Financial Officer. The Company assessed the CEO dominates the senior management team of combined company.

The Company has allocated the purchase price of Lixin based upon the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date. The Company estimated the fair values of the assets acquired and liabilities assumed at the acquisition date in accordance with the business combination standard issued by FASB. The Company used carrying amount of assets and liabilities as fair value, which approximate the fair value, and used income approach to estimate the fair value of intangible assets, including customer relationship, license and non-compete agreements. Management of the Company is responsible for determining the fair value of assets acquired, liabilities assumed and intangible assets identified as of the acquisition date and considered a number of factors including valuations from an independent appraiser firm. Acquisition-related costs incurred for the acquisitions are not material and have been expensed as incurred in other operating expenses.

The following table summarizes the estimated fair values of the identifiable assets acquired at the acquisition date, which represents the net purchase price allocation at the date of the acquisition of Lixin based on a valuation performed by an independent valuation firm engaged by the Company and translated the fair value from RMB to USD using the exchange rate on December 20, 2019 at the rate of USD 1.00 to RMB 7.0086.

Fair value
Net tangible assets (5)	$44,762,922
Customer relationship (1)	156,950
License (2)	1,983,277
Non-Compete Agreements (3)	2,454,127
Deferred tax liabilities recognized	(1,148,589)
Other intangible assets (4)	243,072
Less: Noncontrolling interests	(16,936,604)
Total purchase consideration	$31,515,155

(1)	Lixin has provided financial services to over 300 clients in the past four years, which will enable the Company to benefit from these customers in future operations and with an estimated average finite useful life of three years.

(2)	Lixin has obtained the Financing Guarantee Agency Business License which permits the Company to engage in financing guarantee business, non-financial guarantee business and consulting intermediary business related to guarantee business. The estimated useful life of the license is 10 years.

(3)	Pursuant to purchase agreement between the Company and Lixin, Lixin’s management and key employees were limited to be engaged in similar business to compete with the Company during the performance commitment period and within six-months to two years after leaving.

(4)	Approximately $0.24 million of other intangible assets arising from the acquisition was mainly for the assembled workforce.

(5)	The following is a reconciliation of the fair value of major classes of assets acquired and liabilities assumed which comprised of net tangible assets on December 20, 2019.

December 20, 2019
Carrying amounts of major classes of acquired assets
Cash, cash equivalents and restricted cash	$21,442,122
Short-term investments	8,560,911
Accounts receivable, net	3,252,159
Loan receivable due from third parties	5,917,714
Pledged deposits	5,564,592
Other assets	2,537,990
Total assets	$47,275,488
Less: total liabilities	(2,512,566)
Net tangible assets	$44,762,922

The amount of operating income and net income what resulted from the acquisition and included in the consolidated statements of operations and comprehensive income (loss) during the year ended December 31, 2019 were $280,972 and $192,483, respectively.

The accounting literature establishes guidelines regarding the presentation of this unaudited pro forma information. Therefore, this unaudited pro forma information is not intended to represent, nor does the Company believe it is indicative of, the consolidated results of operations of the Company that would have been reported had the acquisition been completed as of January 1, 2019. Furthermore, this unaudited pro forma information does not give effect to the anticipated business and tax synergies of the acquisition and is not representative or indicative of the anticipated future consolidated results of operations of the Company.

The unaudited pro forma consolidated financial information reflects the historical results of the Lixin Cayman and its subsidiaries, adjusted to reflect the acquisition had it been completed as of January 1, 2019. The most significant pro forma adjustments to the historical results of operations relate to the application of purchase accounting for the acquisition. The unaudited pro forma financial information includes various assumptions, including those related to the finalization of the purchase price allocation.

	Roan	Lixin Cayman and its subsidiaries*	Pro Forma Adjustment**	Pro Forma Financial Data

Net revenues from services	$631,140	$2,591,381	$-	$3,222,521
Net interest (loss) income after provision for loan losses	(1,580,588)	1,075,726	50,681	(454,181)
Commission and fee income on guarantee services, net	3,789	1,829,566	(45,192)	1,788,163

Operating (Loss) Income	(945,659)	5,496,673	5,489	4,556,503

Other income, net	-	195,519	-	195,519

Total Operating Expenses	(1,366,710)	(2,087,917)	(855,729)	(4,310,356)

(Loss) Income Before Income Taxes	(2,312,369)	3,604,275	(850,240)	441,666

Income tax expenses	(244,741)	(936,982)	212,560	(969,163)
			-
Net (Loss) Income from continuing operations	(2,557,110)	2,667,293	(637,680)	(527,497)

Net income from discontinued operations, net of income tax	26,846,018	-	-	26,846,018

Net Income	24,288,908	2,667,293	(637,680)	26,318,521
Dividend – Convertible Redeemable Class A preferred stock	(686,400)	-	-	(686,400)
Net income attributable to noncontrolling interests	(76,108)	(90,928)	-	(167,036)
Net Income Attributable to Roan Holding Group Co., Ltd.’s shareholders	$23,526,400	$2,576,365	(637,680)	$25,465,085

Weighted average number of ordinary share outstanding
Basic	25,287,887	-	-	25,287,887
Diluted	25,287,887	-	-	25,287,887

Earnings per share
Basic	$0.93	-	-	$1.01
Diluted	$0.93	-	-	$1.01

*	The consolidated statements of income of Lixin was for the period from January 1, 2019 to December 20, 2019.

**	The proforma adjustment represents the transaction elimination between Roan and Lixin, amortization of intangible assets arising from the acquisition of $850,240, and deferred income tax benefits of $212,560 in relation to amortization of intangible assets arising from the acquisition.